Consolidated Statements of Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Preferred Stock	Preferred Stock Series A	Preferred Stock Series B	Preferred Stock Series C	Common Stock	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Dec. 31, 2010	$ 5,037				$ 37,286	$ (2,154)	$ 185	$ 40,354
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income						2,204		2,204
Other comprehensive income (loss), net of tax							625	625
Issuance of preferred stock				10,980				10,980
Redemption of preferred stock		(4,797)	(240)
Preferred stock dividends						(206)		(206)
Stock based compensation expense					250			250
Capital from exercise of stock options					18			18
Balance at Dec. 31, 2011	10,980				37,554	(156)	810	49,188
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income						1,214		1,214
Other comprehensive income (loss), net of tax							701	701
Preferred stock dividends						(132)		(132)
Stock based compensation expense					563			563
Balance at Dec. 31, 2012	10,980				38,117	926	1,511	51,534
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income						1,012		1,012
Other comprehensive income (loss), net of tax							(116)	(116)
Preferred stock dividends						(27)		(27)
Stock based compensation expense					68			68
Capital from exercise of stock options					21			21
Capital from private placement					7,325			7,325
Balance at Mar. 31, 2013	10,980				45,531	1,911	1,395	59,817
Balance at Dec. 31, 2012	10,980				38,117	926	1,511	51,534
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income						5,161		5,161
Other comprehensive income (loss), net of tax							(1,087)	(1,087)
Preferred stock dividends						(111)		(111)
Stock based compensation expense					343			343
Capital from exercise of stock options					467			467
Capital from private placement					13,178			13,178
Balance at Dec. 31, 2013	10,980				52,105	5,976	424	69,485
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income						1,123		1,123
Other comprehensive income (loss), net of tax							184	184
Preferred stock dividends						(27)		(27)
Stock based compensation expense					150			150
Capital from exercise of stock options					191			191
Balance at Mar. 31, 2014	$ 10,980				$ 52,446	$ 7,072	$ 608	$ 71,106